INITIAL PUBLIC OFFERING (Details Narrative) - USD ($)		10 Months Ended	12 Months Ended
	Nov. 23, 2021	Dec. 31, 2021	Dec. 31, 2022	Sep. 30, 2023	Aug. 18, 2023	Feb. 13, 2023
Subsidiary, Sale of Stock [Line Items]
Proceeds from initial public offering		$ 197,498,815
Offering costs		582,540
Underwriting fees	$ 2,499,985
Deferred underwriting commissions	5,999,964	$ 5,999,964
Sale of stock consideration on transaction, fair value	268,617
Other offering cost	$ 582,540
Warrant exercise price per share	$ 11.50		$ 0.01	$ 0.01
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock price per share			12.00	12.00	$ 10.94	$ 10.49
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock price per share	$ 10.15		$ 10.15	$ 10.15
Proceeds from initial public offering	$ 202,998,782
IPO [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period, new issues	19,999,880
Sale of stock price per share	$ 10.00
Proceeds from initial public offering	$ 199,998,800
Offering costs	9,351,106
Underwriting fees	2,499,985
Deferred underwriting commissions	5,999,964
Sale of stock consideration on transaction, fair value	268,617
Other offering cost	$ 582,540
Warrant exercise price per share	$ 11.50